Disclosure on individual items of the consolidated financial statements (Details) - Schedule of deferred tax assets recognized for tax loss carryforwards - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Assets Recognized For Tax Loss Carryforwards Abstract
Tax loss carryforwards	€ 82,796	€ 55,352	€ 32,936